Schedule of Trade Payables (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables	€ 1,001,588	€ 473,028
Total	€ 1,001,588	€ 473,028